NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2020
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited (“NAT”) was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company’s shares trade under the symbol “NAT” on the New York Stock Exchange. The Company was formed for the purpose of acquiring and chartering out double-hull tankers.

The Company is an international tanker company that currently has a fleet of 25 Suezmax tankers (including 2 newbuildings). The Company has in 2020 ordered two newbuildings for delivery in 2022 from Samsung shipyard in South Korea and not disposed of any vessels. The active fleet of 23 vessels that the Company operated per December 31, 2020 are considered homogeneous and interchangeable as they have approximately the same freight capacity and ability to transport the same type of cargo. The vessels are predominantly employed in the spot market, together with one vessel currently on a longer term time charter agreement expiring in late 2021 or later.

The Company’s Fleet

The Company’s current fleet consists of 25 Suezmax crude oil tankers (including 2 newbuildings) of which the vast majority have been built in Korea.

Vessel	Built in	Deadweight Tons	Delivered to NAT in

Nordic Freedom	2005	159,331	2005
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Grace	2002	149,921	2009
Nordic Mistral	2002	164,236	2009
Nordic Passat	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Nordic Luna	2004	150,037	2016
Nordic Castor	2004	150,249	2016
Nordic Sirius	2000	150,183	2016
Nordic Pollux	2003	150,103	2016
Nordic Star	2016	157,738	2016
Nordic Space	2017	157,582	2017
Nordic Tellus	2018	157,407	2018
Nordic Aquarius	2018	157,338	2018
Nordic Cygnus	2018	157,526	2018
Newbuilding (1)	2022	156,800	-
Newbuilding (1)	2022	156,800	-

(1)	Vessel under construction per December 31, 2020, with expected delivery in 2022